UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12-31-12

Check here if Amendment [   ];  Amendment Number: ___
This Amendment (Check only one):       [  ] is a restatement
                                       [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Radcliffe Capital Management, L.P. (formerly R.G. Capital
         ---------------------------------------------------------
         Management, L.P., file no. 28-10367)
         ------------------------------------
Address: 50 Monument Road, Suite 300
         ---------------------------
         Bala Cynwyd, PA 19004
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Form 13F File Number: 28-10367
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daneen Downey
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Title:   Chief Compliance Officer
         ------------------------
Phone:   610-617-5900
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Signature, Place, and Date of Signing:

/s/ Daneen Downey          Bala Cynwyd, PA           February 14, 2013
-----------------          ---------------           -----------------
[Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
                             ---------------------

                                REPORT SUMMARY:
                                ---------------

Number of Other Included Managers:        0
                                          --
Form 13F Information Table Entry Total:   24
                                          --
Form 13F Information Table Value Total:   $535,417
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                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       NONE

                           FORM 13F INFORMATION TABLE

                                  TITLE                  VALUE     SHARES/    SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
       NAME  OF  ISSUER          OF CLASS      CUSIP    x($1000)   PRN AMT    PRN CALL DISCRETN  MANAGERS   SOLE       SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp                        CONVRT BOND    000361AH8  12,830   12,833,000  PRN       SOLE              12,833,000
Advanced Micro Devices Inc      CONVRT BOND    007903AL1   7,239    7,750,000  PRN       SOLE               1,850,000  5,900,000
Albany International Corp       CONVRT BOND    012348AC2   6,987    7,033,000  PRN       SOLE               7,033,000
Alcatel-Lucent                  CONVRT BOND    549463AG2   5,988    6,500,000  PRN       SOLE               1,500,000  5,000,000
Alcatel-Lucent                  CONVRT BOND    549463AH0  65,592   65,272,000  PRN       SOLE              65,272,000
Alliant Techsystems Inc         CONVRT BOND    018804AK0  14,502   13,762,000  PRN       SOLE              13,762,000
Charles River Laboratories Int  CONVRT BOND    159864AB3  14,407   14,339,000  PRN       SOLE              14,339,000
Cogent Communications Group In  CONVRT BOND    19239VAB0  20,547   21,239,000  PRN       SOLE              21,239,000
Exterran Holdings Inc           CONVRT BOND    30225XAD5  36,727   36,669,000  PRN       SOLE              36,669,000
General Cable Corp              CONVRT BOND    369300AD0  33,341   33,640,000  PRN       SOLE              33,640,000
Greenbrier Cos Inc              CONVRT BOND    393657AD3  17,128   17,121,000  PRN       SOLE              17,121,000
Hercules Offshore Inc           CONVRT BOND    427093AD1  25,346   25,274,000  PRN       SOLE              25,274,000
Hologic Inc                     CONVRT BOND    436440AA9  53,893   54,073,000  PRN       SOLE              54,073,000
JDS Uniphase Corp               CONVRT BOND    46612JAD3   2,996    3,000,000  PRN       SOLE               3,000,000
Kinross Gold Corp               CONVRT BOND    496902AD9  38,110   38,102,000  PRN       SOLE              38,102,000
Live Nation Entertainment Inc   CONVRT BOND    538034AB5  27,852   27,968,000  PRN       SOLE              26,178,000  1,790,000
Nash Finch Co                   CONVRT BOND    631158AD4   5,832   12,500,000  PRN       SOLE               7,500,000  5,000,000
NuVasive Inc                    CONVRT BOND    670704AB1   3,981    3,990,000  PRN       SOLE               3,990,000
NuVasive Inc                    CONVRT BOND    670704AC9   1,767    2,000,000  PRN       SOLE               1,690,000    310,000
Rambus Inc                      CONVRT BOND    750917AC0  20,541   20,481,000  PRN       SOLE              20,481,000
Rovi Corp                       CONVRT BOND    779376AB8  12,206   12,250,000  PRN       SOLE              12,250,000
SanDisk Corp                    CONVRT BOND    80004CAC5  64,872   65,155,000  PRN       SOLE              65,155,000
Spartan Stores Inc              CONVRT BOND    846822AE4  13,134   13,039,000  PRN       SOLE              11,279,000  1,760,000
Stillwater Mining Co            CONVRT BOND    86074QAF9  29,598   29,597,000  PRN       SOLE              29,597,000